N-4	Apr. 25, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life Annuity Account-G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges
For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a
Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain
Investment Portfolios, including partial or complete withdrawals.

	Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
	1-10	$50.00	$75.00
	11-20	$40.00	$75.00
	21-30	$30.00	$75.00
	31+	$20.00	$75.00
	We currently do not, but reserve the right to, assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.17%[2]	5.77%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $361.68	Highest Annual Cost Estimate: $4,799.31
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Transaction Charges [Text Block]
Transaction Charges
For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a
Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain
Investment Portfolios, including partial or complete withdrawals.

	Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
	1-10	$50.00	$75.00
	11-20	$40.00	$75.00
	21-30	$30.00	$75.00
	31+	$20.00	$75.00
	We currently do not, but reserve the right to, assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.17%[2]	5.77%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $361.68	Highest Annual Cost Estimate: $4,799.31
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options (of Other Amount) Minimum [Percent]	0.17%
Investment Options (of Other Amount) Maximum [Percent]	5.77%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Lowest Annual Cost [Dollars]	$ 361.68
Highest Annual Cost [Dollars]	$ 4,799.31
Risks [Table Text Block]
RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).• Not all Investment Portfolios may be available under your Contract (see Appendix A: More Information About the Investment Portfolios).• Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
Optional Benefit Restrictions [Text Block]	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor® Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
Transaction Fee[3]
Transactions per Contract Year	Current Charge Per Transaction	Maximum Charge Per Transaction
1-10	$50.00	$75.00
11-20	$40.00	$75.00
21-30	$30.00	$75.00
31+	$20.00	$75.00
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[4]
Optional Benefit[5]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[6]
Maximum GMDB Rider Fee (assessed as an annualized percentage of the greater of the GMDB Base[7] and the Contract Value)	0.50%[8]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). This fee is different than the Transaction Fee described below.[2]Currently, We do not assess a Transfer Fee.[3]The Transaction Fee only applies to Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement. All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee. The Company imposes a Transaction Fee, in the amounts shown, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Expenses – Transaction Fee" and is also available at the Company’s Website or upon request. The Company may increase the Transaction Fee, or modify the table shown above. However, the Transaction Fee may not be increased to an amount greater than the maximum charges shown. [4]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[5]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).[6]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.[7]The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.[8]Currently, the fee associated with the GMDB Rider is equal to 0.35% (0.20% for Contracts issued prior to May 1, 2009).The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.17%	5.77%
Example The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (5.77%)	$6,626	$19,555	$32,068	$61,613	*	$19,555	$32,068	$61,613	$6,626	$19,555	$32,068	$61,613
Minimum Annual Underlying Mutual Fund Expenses (0.17%)	$746	$2,333	$4,058	$9,057	*	$2,333	$4,058	$9,057	$746	$2,333	$4,058	$9,057

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits). This fee is different than the Transaction Fee described below.[2]Currently, We do not assess a Transfer Fee.[3]The Transaction Fee only applies to Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement. All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee. The Company imposes a Transaction Fee, in the amounts shown, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Expenses – Transaction Fee" and is also available at the Company’s Website or upon request. The Company may increase the Transaction Fee, or modify the table shown above. However, the Transaction Fee may not be increased to an amount greater than the maximum charges shown.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	5.77%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,626
Surrender Expense, 1 Year, Minimum [Dollars]	746
Surrender Expense, 3 Years, Maximum [Dollars]	19,555
Surrender Expense, 3 Years, Minimum [Dollars]	2,333
Surrender Expense, 5 Years, Maximum [Dollars]	32,068
Surrender Expense, 5 Years, Minimum [Dollars]	4,058
Surrender Expense, 10 Years, Maximum [Dollars]	61,613
Surrender Expense, 10 Years, Minimum [Dollars]	9,057
Annuitized Expense, 3 Years, Maximum [Dollars]	19,555
Annuitized Expense, 3 Years, Minimum [Dollars]	2,333
Annuitized Expense, 5 Years, Maximum [Dollars]	32,068
Annuitized Expense, 5 Years, Minimum [Dollars]	4,058
Annuitized Expense, 10 Years, Maximum [Dollars]	61,613
Annuitized Expense, 10 Years, Minimum [Dollars]	9,057
No Surrender Expense, 1 Year, Maximum [Dollars]	6,626
No Surrender Expense, 1 Year, Minimum [Dollars]	746
No Surrender Expense, 3 Years, Maximum [Dollars]	19,555
No Surrender Expense, 3 Years, Minimum [Dollars]	2,333
No Surrender Expense, 5 Years, Maximum [Dollars]	32,068
No Surrender Expense, 5 Years, Minimum [Dollars]	4,058
No Surrender Expense, 10 Years, Maximum [Dollars]	61,613
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,057
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. As a result of a cybersecurity incident, We may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

GMDB Rider (see Death Benefit)	Enhanced death benefit	0.50% (assessed as an annualized percentage of the greater of the GMDB Base* and the Contract Value)	0.35% (assessed as an annualized percentage of the greater of the GMDB Base* and the Contract Value)
• No longer available
• Election is irrevocable
• Will terminate upon a change to the
owner or joint owner (or annuitant if
any owner is a non-natural person)
• Purchase payments are limited to
$2,000,000 without prior approval

*The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: More Information About the Investment Portfolios The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.39%	0.00%	1.39%	10.51%	6.87%	2.98%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.95%	0.00%	0.95%	43.13%	15.43%	12.54%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.84%*	0.00%	0.84%	32.67%	14.14%	11.03%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.96%*	0.00%	0.96%	23.17%	11.96%	8.54%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	1.02%	0.00%	1.02%	16.49%	7.96%	7.05%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.06%	0.00%	1.06%	16.86%	10.51%	7.29%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	13.48%	4.03%	3.22%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.15%	0.00%	1.15%	14.83%	5.55%	1.83%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%*	0.00%	0.61%	12.03%	11.85%	9.32%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	17.73%	10.29%	8.26%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.17%*	0.00%	1.17%	15.70%	13.27%	9.33%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	20.14%	9.90%	7.43%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	26.50%	14.74%	10.32%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.41%*	0.00%	2.41%	28.80%	11.63%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	13.91%	10.67%	2.70%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	16.88%	10.04%	7.06%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	12.82%	6.68%	4.99%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%*	0.00%	0.85%	7.84%	2.56%	2.25%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	15.27%	8.64%	6.20%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	10.59%	4.74%	3.67%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	3.51%	0.57%	1.24%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	12.18%	5.84%	4.15%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.02%	8.93%	6.98%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	8.76%	7.18%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.97%	0.00%	0.97%	5.89%	-0.56%	0.12%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	20.65%	10.07%	7.36%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	22.29%	13.36%	9.30%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	38.14%	18.38%	14.07%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	15.56%	4.58%	3.15%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	15.66%	5.86%	3.06%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	10.23%	5.91%	4.74%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.94%*	0.00%	0.94%	23.50%	10.98%	8.30%
Allocation	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.87%*	0.00%	0.87%	15.90%	7.60%	6.15%
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	1.11%*	0.00%	1.11%	6.22%	0.79%	0.24%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	9.73%	5.59%	4.73%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	4.72%	1.62%	1.83%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.74%*	0.00%	0.74%	2.62%	0.79%	1.27%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.79%*	0.00%	0.79%	12.94%	5.50%	4.22%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.80%*	0.00%	0.80%	5.42%	1.03%	1.62%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.94%*	0.00%	0.94%	24.90%	14.43%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	13.37%	11.05%	8.38%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is only available in contracts issued before May 1, 2015 Investment Advisor: BlackRock Advisors, LLC	1.04%*	0.00%	1.04%	48.59%	15.77%	12.55%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	11.99%	11.27%	8.73%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.02%*	0.00%	1.02%	12.49%	7.38%	4.63%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	15.39%	10.40%	8.04%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.35%	0.62%	25.93%	15.38%	11.75%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	23.82%	15.13%	10.46%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	16.42%	9.99%	7.14%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	9.20%	2.91%	2.99%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	44.87%	25.34%	20.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.70%	0.00%	0.70%	5.39%	12.14%	9.12%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	13.11%	10.18%	6.44%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.04%	0.00%	1.04%	-9.11%	7.23%	-1.21%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	9.10%	9.87%	6.77%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.31%*	0.35%	0.66%	20.14%	12.74%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	11.21%	4.13%	3.22%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	12.71%	4.75%	4.13%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%*	0.00%	1.80%	14.86%	7.04%	8.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	8.68%	6.15%	4.19%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.14%	0.00%	1.14%	9.49%	7.55%	4.92%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.70%*	0.00%	0.70%	7.91%	3.74%	3.03%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.85%*	0.00%	0.85%	12.65%	7.36%	5.35%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.86%*	0.00%	0.86%	14.08%	8.43%	6.10%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.89%*	0.00%	0.89%	15.57%	9.58%	6.74%
Allocation	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.65%*	0.00%	0.65%	13.93%	6.84%	5.25%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.62%	0.00%	0.62%	7.65%	3.68%	3.13%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.69%	0.00%	0.69%	21.23%	12.15%	8.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.12%	16.36%	11.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.61%	0.00%	0.61%	20.67%	11.54%	7.21%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.87%	0.00%	0.87%	28.72%	16.93%	11.38%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	0.70%	13.36%	2.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	10.38%	12.01%	8.31%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.75%	0.00%	0.75%	12.17%	5.60%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	0.00%	0.74%	18.37%	14.50%	9.99%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	45.30%	18.79%	15.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.83%	0.00%	0.83%	35.89%	19.34%	14.51%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	10.24%	3.60%	3.14%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.03%	0.00%	1.03%	27.18%	11.15%	7.48%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	6.00%	1.72%	2.08%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	14.80%	12.17%	7.85%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.98%	0.00%	0.98%	20.22%	9.71%	4.65%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.89%	4.96%	5.77%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.90%	0.00%	0.90%	9.18%	3.47%	3.10%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	19.47%	15.69%	9.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	20.61%	16.63%	9.10%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	10.08%	5.78%	3.68%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	11.43%	3.88%	3.78%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%*	0.00%	0.71%	8.62%	6.98%	5.01%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.93%	0.00%	0.93%	13.46%	7.82%	5.43%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	12.08%	13.75%	10.23%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.09%*	0.00%	1.09%	8.18%	1.96%	1.77%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.77%	0.00%	0.77%	4.47%	0.22%	0.73%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	2.88%	-2.13%	-0.66%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	0.00%	0.96%	10.90%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	0.00%	0.96%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	0.00%	0.96%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	7.53%	4.00%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	0.00%	0.97%	15.57%	4.81%	3.41%
Equity	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	0.77%*	0.00%	0.77%	9.27%	11.27%	8.47%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	12.28%	9.97%	6.94%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.97%*	0.00%	0.97%	6.95%	1.28%	3.00%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	11.12%	3.98%	3.40%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.24%*	0.00%	1.24%	26.41%	12.72%	9.97%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	12.02%	4.50%	3.92%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	10.28%	10.21%	5.55%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	21.01%	9.41%	7.68%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	39.91%	18.00%	14.25%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021 Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	15.29%	12.45%	6.98%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	6.40%	4.66%	3.79%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.36%	13.49%	8.92%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	23.36%	12.95%	7.79%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	6.14%	1.89%	2.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	5.85%	1.64%	2.47%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	9.04%	9.81%	7.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	10.56%	9.93%	7.06%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	18.15%	8.42%	4.33%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.07%	0.00%	1.07%	34.45%	12.02%	8.20%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	9.05%	2.11%	3.10%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.17%*	0.00%	1.17%	8.60%	1.04%	1.25%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	0.00%	0.36%	4.86%	1.69%	1.06%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.69%	0.00%	0.69%	4.62%	0.67%	1.15%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.66%	11.77%	8.25%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	3.02%	8.75%	6.87%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.90%	0.00%	0.90%	10.18%	4.05%	3.22%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	22.83%	13.28%	9.74%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	14.14%	10.32%	6.45%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	23.18%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	36.87%
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	36.03%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	33.91%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	18.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	18.95%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	20.25%
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	0.96%*	0.00%	0.96%	20.04%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	46.94%	14.92%	12.24%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	20.64%	8.43%	3.57%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.85%*	0.00%	0.85%	13.90%	8.27%	3.48%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.03%*	0.00%	1.03%	16.09%	9.49%	6.37%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.78%*	0.00%	0.78%	7.27%	2.18%	2.14%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%*	0.00%	1.17%	4.05%	7.75%	-2.42%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II) This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.04%*	0.00%	1.04%	19.90%	12.10%	7.66%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	38.00%	18.41%	14.09%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.96%	0.00%	0.96%	11.95%	4.46%	3.70%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.79%*	0.00%	0.79%	4.73%	1.62%	1.41%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	19.59%	14.63%	10.47%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.30%	0.00%	1.30%	1.63%	7.86%	-0.36%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.15%	0.00%	1.15%	39.05%	17.17%	10.87%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%*	0.00%	1.00%	8.27%	11.72%	7.96%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.41%	9.64%	7.99%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	18.07%	13.42%	12.10%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	5.29%	1.55%	1.66%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	39.96%	16.92%	13.73%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.61%	0.00%	0.61%	26.78%	13.33%	9.01%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%	23.32%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	54.27%	20.05%	16.86%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.68%*	0.00%	0.68%	11.40%	10.22%	7.18%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	10.87%	11.20%	3.63%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.57%	0.00%	0.57%	43.17%	16.83%	12.49%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	15.15%	5.42%	3.06%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.42%	0.00%	1.42%	22.27%	5.01%	2.04%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	10.81%	4.00%	3.77%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	15.88%	6.42%	2.98%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	10.02%	9.10%	6.73%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	14.19%	13.52%	10.33%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (formerly, Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I) This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.85%	0.00%	0.85%	24.42%	8.31%	6.64%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	44.02%	15.51%	13.27%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	8.12%	9.29%	7.62%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.83%	0.00%	0.83%	10.26%	3.42%	2.89%
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	16.41%	8.50%	6.55%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	8.65%	10.19%	8.19%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	3.40%	2.65%	1.90%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	12.57%	8.29%	4.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	3.88%	10.53%	7.73%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II This Sub-Account is not available as an investment option for new Contracts issued on or after April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	0.00%	0.86%	6.13%	11.05%	8.77%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	43.51%	19.24%	14.64%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	9.10%	11.87%	8.53%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	16.33%	13.01%	10.15%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	13.19%	10.72%	7.81%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	8.58%	11.31%	8.23%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	35.51%	15.59%	12.69%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	7.63%	11.07%	8.25%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	14.39%	9.20%	6.09%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	20.44%	9.35%	7.35%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	8.70%	4.89%	3.75%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	8.27%	11.51%	10.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	7.63%	2.23%	2.30%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.75%	0.00%	0.75%	9.00%	13.37%	9.18%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	5.38%	0.89%	1.60%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.78%*	0.00%	0.78%	20.59%	10.98%	8.61%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.88%	0.00%	0.88%	15.67%	7.33%	2.78%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.59%*	0.00%	0.59%	6.05%	0.59%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.35%*	0.00%	1.35%	3.86%	-0.01%	-0.13%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.90%	1.69%	1.03%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	17.71%	8.04%	4.16%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.72%	0.00%	0.72%	16.56%	7.73%	5.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	14.95%	6.68%	5.24%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	5.77%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%*	0.00%	0.23%	21.05%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	35.36%	23.08%	15.33%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	16.23%	12.34%	9.01%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.23%*	0.00%	1.23%	15.54%	7.15%	3.51%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.17%	0.00%	0.17%	25.97%	15.51%	11.85%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.27%	0.00%	0.27%	16.69%	9.80%	7.04%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.93%*	0.00%	0.93%	8.82%	10.06%	7.92%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.02%	0.00%	1.02%	11.00%	8.63%	6.13%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	18.15%	12.07%	8.96%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%	0.00%	0.86%	5.90%	1.65%	1.21%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.90%	0.00%	0.90%	26.90%	13.97%	9.99%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: BTS Asset Management, Inc.	2.52%*	0.00%	2.52%	1.53%	-1.92%	-0.26%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	-1.58%	0.71%	0.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	19.81%	5.10%	5.45%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	17.77%	10.83%	7.69%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.37%	10.55%	7.42%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	11.75%	6.67%	4.87%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	11.39%	6.39%	4.51%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.31%	0.10%	0.41%	9.48%	5.11%	3.64%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.19%	4.84%	3.37%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	16.41%	9.75%	6.81%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	16.09%	9.48%	6.54%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.52%	0.10%	0.62%	9.50%	5.09%	3.50%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.77%	0.00%	0.77%	9.03%	4.83%	3.24%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	11.36%	6.11%	3.58%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.14%	5.86%	3.33%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	10.62%	5.77%	3.79%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.33%	5.51%	3.52%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.10%	0.39%	13.81%	8.23%	5.86%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	13.47%	7.96%	5.58%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.19%*	0.00%	2.19%	8.14%	6.02%	4.04%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.04%*	0.00%	2.04%	8.28%	6.16%	4.19%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	0.00%	1.48%	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	7.10%	2.24%	2.32%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.27%	0.00%	1.27%	11.11%	2.25%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	5.26%	0.97%	1.09%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.87%	0.00%	0.87%	7.97%	1.87%	1.45%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.24%*	0.00%	1.24%	13.02%	7.29%	5.25%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	12.22%	4.83%	4.15%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.03%	0.00%	1.03%	8.25%	3.32%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.18%*	0.00%	1.18%	9.00%	1.64%	3.06%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	1.28%*	0.00%	1.28%	6.21%	-1.16%	-0.35%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%*	0.00%	1.13%	3.99%	-1.30%	2.06%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in policies issued before May 1, 2024 Investment Advisor: PIMCO	0.69%	0.00%	0.69%	4.97%	0.99%	0.92%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.21%*	0.00%	1.21%	13.49%	5.45%	4.11%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.84%	0.00%	0.84%	3.67%	3.16%	2.25%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.91%	2.12%	1.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.75%	0.00%	0.75%	5.93%	1.08%	1.71%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.89%	0.00%	0.89%	6.68%	1.55%	2.00%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.08%	0.00%	1.08%	7.17%	9.08%	8.16%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	28.58%	16.45%	11.94%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.20%*	0.00%	1.20%	10.99%	3.85%	3.04%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	12.20%	12.26%	7.30%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.06%*	0.00%	1.06%	8.06%	2.41%	2.41%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.54%	1.82%	2.45%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	4.31%	1.92%	0.66%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.39%	6.53%	6.05%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.27%	-15.58%	-12.62%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.14%	9.59%	7.42%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	23.74%	13.41%	9.84%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	31.82%	7.80%	4.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	32.05%	9.78%	8.82%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.92%	9.20%	6.11%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.31%	4.52%	2.24%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-2.49%	10.93%	0.96%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.47%	7.60%	2.67%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.25%	-2.38%	-3.97%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.88%	9.98%	8.13%
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	0.90%*	0.00%	0.90%	4.15%	1.19%	0.64%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.82%	9.48%	9.49%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.30%	11.72%	8.34%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.55%	5.62%	1.71%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	49.85%	8.64%	10.74%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	34.51%	11.86%	7.23%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	27.86%	14.21%	11.39%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.09%	12.27%	8.19%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.38%	11.96%	6.33%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.56%	10.09%	7.28%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.45%	11.12%	7.41%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.83%	10.12%	6.88%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	52.17%	20.09%	15.51%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-5.49%	4.83%	4.63%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	1.48%	8.30%	0.78%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.73%	5.58%	5.89%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	1.75%	-0.50%	-5.26%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	93.66%	31.28%	22.99%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-11.78%	-11.01%	-8.51%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-10.29%	-9.74%	-6.49%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-9.35%	-15.32%	-11.87%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-32.40%	-22.40%	-18.53%
Miscellaneous	ProFunds - ProFund VP Short Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-10.88%	-14.46%	-11.16%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.19%	8.56%	7.15%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.94%	9.51%	6.36%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	14.91%	7.96%	5.15%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	57.95%	23.56%	17.85%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	0.04%	-5.01%	0.27%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	45.23%	21.83%	16.33%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.21%	13.59%	9.93%
Equity	ProFunds - ProFund VP UltraNASDAQ- 100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	115.46%	33.86%	27.05%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-57.49%	-44.28%	-36.98%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.43%	7.83%	5.49%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.59%	4.76%	6.89%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	4.82%	0.98%	1.41%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.00%	0.00%	1.00%	12.13%	4.60%	3.62%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.89%	0.00%	0.89%	4.69%	0.37%	1.43%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	15.67%	14.50%	10.26%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	5.27%	0.30%	0.63%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	0.00%	0.90%	26.11%	16.09%	12.59%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	18.78%	12.13%	5.53%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.15%	0.00%	1.15%	25.93%	10.17%	5.61%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%*	0.00%	0.91%	14.52%	6.30%	4.68%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.99%*	0.00%	0.99%	19.52%	8.88%	6.03%
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%	0.00%	0.91%	10.55%	3.50%	4.03%
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.03%*	0.00%	1.03%	16.26%	7.46%	3.98%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.83%*	0.00%	0.83%	11.32%	4.00%	3.51%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.67%	0.00%	0.67%	4.02%	0.72%	1.49%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.11%*	0.00%	1.11%	13.61%	10.75%	6.60%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.96%	0.00%	0.96%	26.29%	14.19%	10.22%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	2.97%	6.04%	4.32%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.97%	11.97%	6.49%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	5.53%	7.01%	6.64%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-6.24%	7.44%	-4.79%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.30%	6.88%	5.60%
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	23.57%	15.69%	15.21%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	54.75%	29.03%	20.45%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.61%	9.77%	-1.84%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	4.44%	1.84%	-11.71%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.87%*	0.00%	1.87%	20.09%	9.79%	2.46%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	13.90%	10.05%	7.44%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.05%*	0.00%	2.05%	3.80%	5.28%	1.87%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.45%*	0.00%	1.45%	-1.03%	-5.06%	0.18%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.92%	0.00%	1.92%	12.75%	5.76%	3.32%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	5.03%	9.82%	8.86%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.72%*	0.00%	1.72%	12.69%	2.82%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	47.38%	9.27%	8.83%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-18.26%	-28.07%	-24.48%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	5.09%*	0.00%	5.09%	4.23%	1.03%	-3.28%
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	-9.04%	-14.54%	-11.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.88%*	0.00%	1.88%	-31.85%	-21.10%	-17.63%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-11.23%	-14.14%	-10.60%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.85%*	0.00%	1.85%	-14.95%	-15.41%	-12.35%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	34.46%	5.16%	4.38%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	22.49%	6.97%	5.58%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	18.84%	13.21%	6.80%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	4.37%	4.21%	2.52%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.01%*	0.00%	2.01%	116.13%	34.23%	27.66%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	53.22%	20.24%	15.86%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	35.07%	18.45%	14.14%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	3.83%	11.37%	3.84%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	10.32%	4.71%	4.92%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	16.56%	11.35%	7.23%
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.88%*	0.00%	1.88%	19.78%	9.04%	6.29%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.04%*	0.00%	2.04%	22.00%	8.56%	5.89%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	45.04%	21.56%	16.87%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.47%	9.42%	7.94%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.29%	8.61%	6.00%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	14.68%	8.44%	4.50%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	27.83%	15.90%	8.80%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	17.47%	5.04%	4.79%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	21.06%	12.57%	5.15%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.92%*	0.00%	1.92%	1.18%	3.18%	4.85%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	49.01%	19.01%	14.47%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	6.30%	1.26%	1.84%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	24.48%	11.18%	7.27%
Money Market	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	1.45%	0.00%	1.45%	3.70%	1.06%	0.59%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-7.12%	3.94%	6.35%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.91%*	0.00%	1.91%	2.85%	-5.51%	-7.26%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	9.31%	10.92%	7.57%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	2.68%	10.96%	11.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	19.63%	11.36%	10.22%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	4.69%	1.60%	1.13%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.52%*	0.00%	1.52%	4.34%	3.94%	3.21%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	20.81%	13.45%	6.14%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	4.36%	3.89%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	3.83%	3.38%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.40%	4.07%	1.97%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.25%*	0.00%	1.25%	9.77%	2.29%	1.05%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	10.41%	9.61%	4.61%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.12%	0.00%	1.12%	-3.58%	10.61%	-1.01%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	14.33%	9.59%	7.89%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	12.51%	5.60%	4.84%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.35%	0.64%	8.10%	11.57%	9.53%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	6.52%	0.99%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.33%	0.35%	0.68%	40.13%	16.08%	12.88%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.35%	0.59%	11.51%	5.10%	4.33%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	15.83%	12.56%	9.27%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	15.55%	7.78%	6.19%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	11.70%	7.18%	7.29%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	19.65%	9.98%	7.85%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	15.54%	7.31%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	25.95%	14.93%	11.29%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	11.03%	8.55%	7.95%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.94%*	0.00%	0.94%	8.69%	3.19%	2.94%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.14%*	0.00%	1.14%	18.00%	8.80%	2.23%

Portfolio Company Objective [Text Block]	Type
Monument Advisor Contract No. JNL-2300 | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Monument Advisor Contract No. JNL-2300 | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Monument Advisor Contract No. JNL-2300 | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Monument Advisor Contract No. JNL-2300 | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Monument Advisor Contract No. JNL-2300 | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Monument Advisor Contract No. JNL-2300 | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. As a result of a cybersecurity incident, We may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Monument Advisor Contract No. JNL-2300 | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Monument Advisor Contract No. JNL-2300 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Monument Advisor Contract No. JNL-2300 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Monument Advisor Contract No. JNL-2300 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this Contract is subject to the risk of poor investment performance of the Investment Options chosen by the Owner.• Each investment Option has its own unique risks.• Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
Monument Advisor Contract No. JNL-2300 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
Monument Advisor Contract No. JNL-2300 | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Monument Advisor Contract No. JNL-2300 | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	43.13%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Monument Advisor Contract No. JNL-2300 | AlgerLargeCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	32.67%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Monument Advisor Contract No. JNL-2300 | AlgerMidCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	23.17%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	8.54%
Monument Advisor Contract No. JNL-2300 | AlgerSmallCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDynamicAssetAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.73%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Monument Advisor Contract No. JNL-2300 | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Monument Advisor Contract No. JNL-2300 | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Monument Advisor Contract No. JNL-2300 | AllspringVariableTrustVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	26.50%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	2.41%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.41%
Average Annual Total Returns, 1 Year [Percent]	28.80%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.88%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Monument Advisor Contract No. JNL-2300 | ALPSVariableInvestmentTrustMorningstarIncomeGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesCapitalWorldGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.14%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.23%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskGrowthFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskGrowthIncomeFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.90%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskInternationalFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk International Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesManagedRiskWashingtonMutualInvestorsFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Monument Advisor Contract No. JNL-2300 | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapCoreVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.90%
Average Annual Total Returns, 5 Years [Percent]	14.43%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapValueVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockCapitalAppreciationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	48.59%
Average Annual Total Returns, 5 Years [Percent]	15.77%
Average Annual Total Returns, 10 Years [Percent]	12.55%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Monument Advisor Contract No. JNL-2300 | BNYMellonInvestmentPortfoliosSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Monument Advisor Contract No. JNL-2300 | BNYMellonStockIndexFundIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	11.75%
Monument Advisor Contract No. JNL-2300 | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	23.82%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Contract No. JNL-2300 | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	2.99%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	44.87%
Average Annual Total Returns, 5 Years [Percent]	25.34%
Average Annual Total Returns, 10 Years [Percent]	20.11%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Monument Advisor Contract No. JNL-2300 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Monument Advisor Contract No. JNL-2300 | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.11%)
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	(1.21%)
Monument Advisor Contract No. JNL-2300 | DelawareVIPTrustMacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Monument Advisor Contract No. JNL-2300 | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Monument Advisor Contract No. JNL-2300 | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Advisor Contract No. JNL-2300 | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Monument Advisor Contract No. JNL-2300 | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Monument Advisor Contract No. JNL-2300 | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	3.74%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsVIPTargetVolatilityPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundFidelityVIPFreedomIncomeFundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.23%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	20.67%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPDynamicCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	28.72%
Average Annual Total Returns, 5 Years [Percent]	16.93%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.89%
Average Annual Total Returns, 5 Years [Percent]	19.34%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.18%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.22%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.47%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Monument Advisor Contract No. JNL-2300 | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Monument Advisor Contract No. JNL-2300 | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinGlobalRealEstateVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.43%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	5.43%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.73%
Monument Advisor Contract No. JNL-2300 | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
Monument Advisor Contract No. JNL-2300 | GoldmanSachsVariableInsuranceTrustGoldmanSachsBufferedSP500FundJanJulServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Monument Advisor Contract No. JNL-2300 | GoldmanSachsVariableInsuranceTrustGoldmanSachsBufferedSP500FundMarSepServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Monument Advisor Contract No. JNL-2300 | GoldmanSachsVariableInsuranceTrustGoldmanSachsBufferedSP500FundMayNovServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Monument Advisor Contract No. JNL-2300 | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Monument Advisor Contract No. JNL-2300 | GoldmanSachsVariableInsuranceTrustGoldmanSachsTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesBLargeCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.27%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesDWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.28%
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesJStylePlusMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.24%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	3.92%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesXStylePlusSmallGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.01%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Monument Advisor Contract No. JNL-2300 | GuggenheimVariableFundsTrustSeriesYStylePlusLargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	39.91%
Average Annual Total Returns, 5 Years [Percent]	18.00%
Average Annual Total Returns, 10 Years [Percent]	14.25%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIAmericanValueFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. American Value Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	13.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVICoreEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	2.73%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	2.47%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGlobalStrategicIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGovernmentMoneyMarketFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.06%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGovernmentSecuritiesFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.15%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIHealthCareFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIHighYieldFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.83%
Average Annual Total Returns, 5 Years [Percent]	13.28%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVIMainStreetMidCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	6.45%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	23.18%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	36.87%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	36.03%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVINasdaq100BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	33.91%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundDecemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundJuneSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundMarchSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.25%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVISP500BufferFundSeptemberSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.04%
Monument Advisor Contract No. JNL-2300 | InvescoInvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	46.94%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Monument Advisor Contract No. JNL-2300 | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPAssetStrategySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPBalancedSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPCorporateBondSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	2.18%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	(2.42%)
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPGlobalGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.00%
Average Annual Total Returns, 5 Years [Percent]	18.41%
Average Annual Total Returns, 10 Years [Percent]	14.09%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPHighIncomeSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPLimitedTermBondSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	14.63%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPNaturalResourcesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	(0.36%)
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPScienceandTechnologySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	39.05%
Average Annual Total Returns, 5 Years [Percent]	17.17%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.07%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	1.66%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	39.96%
Average Annual Total Returns, 5 Years [Percent]	16.92%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	26.78%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	23.32%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	54.27%
Average Annual Total Returns, 5 Years [Percent]	20.05%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	3.63%
Monument Advisor Contract No. JNL-2300 | JanusAspenSeriesJanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	43.17%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Monument Advisor Contract No. JNL-2300 | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	22.27%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	2.04%
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	10.81%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementInternationalEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementUSSmallCapEquitySelectPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	44.02%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Monument Advisor Contract No. JNL-2300 | LeggMasonPartnersVariableIncomeTrustWesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyDisciplinedCoreValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInternationalFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	4.07%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyLargeCompanyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyMidCapValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyUltraFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	43.51%
Average Annual Total Returns, 5 Years [Percent]	19.24%
Average Annual Total Returns, 10 Years [Percent]	14.64%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Monument Advisor Contract No. JNL-2300 | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Monument Advisor Contract No. JNL-2300 | LordAbbettSeriesFundIncDividendGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.33%
Average Annual Total Returns, 5 Years [Percent]	13.01%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Advisor Contract No. JNL-2300 | LordAbbettSeriesFundIncGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Monument Advisor Contract No. JNL-2300 | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Monument Advisor Contract No. JNL-2300 | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	10.11%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.59%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.13%)
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.03%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	17.71%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	5.77%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	21.05%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	35.36%
Average Annual Total Returns, 5 Years [Percent]	23.08%
Average Annual Total Returns, 10 Years [Percent]	15.33%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	25.97%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Monument Advisor Contract No. JNL-2300 | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustMidCapIntrinsicValuePortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustMidCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustShortDurationBondPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.21%
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.90%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustBTSTacticalFixedIncomeVITFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Portfolio Company Adviser [Text Block]	BTS Asset Management, Inc.
Current Expenses [Percent]	2.52%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.52%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(1.92%)
Average Annual Total Returns, 10 Years [Percent]	(0.26%)
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustDonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	(1.58%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	0.89%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustDonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	19.81%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	4.87%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.52%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.50%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.24%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.36%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.81%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Monument Advisor Contract No. JNL-2300 | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.19%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustAllAssetPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.04%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	5.26%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	1.45%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustGlobalManagedAssetAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.24%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.35%)
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	(1.30%)
Average Annual Total Returns, 10 Years [Percent]	2.06%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustPIMCOGlobalDiversifiedAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	13.49%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Monument Advisor Contract No. JNL-2300 | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	11.94%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.20%
Average Annual Total Returns, 5 Years [Percent]	12.26%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Monument Advisor Contract No. JNL-2300 | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	2.41%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundAccessVPHighYieldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.45%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPAsia30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	0.66%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBanksMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBearMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bear
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(15.27%)
Average Annual Total Returns, 5 Years [Percent]	(15.58%)
Average Annual Total Returns, 10 Years [Percent]	(12.62%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBiotechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPBullMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	23.74%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	9.84%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPCommunicationServicesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	31.82%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPConsumerDiscretionaryMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	32.05%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	8.82%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPConsumerStaplesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.92%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPEmergingMarketsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPEnergyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(2.49%)
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	0.96%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPEurope30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPFallingUSDollarMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Falling U.S. Dollar
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	(2.38%)
Average Annual Total Returns, 10 Years [Percent]	(3.97%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPFinancialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.88%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPGovernmentMoneyMarketMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Government Money Market
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPHealthCareMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPIndustrialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPInternetMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	49.85%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPJapanMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	34.51%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPLargeCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	27.86%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	20.09%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMaterialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.38%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMidCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMidCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	52.17%
Average Annual Total Returns, 5 Years [Percent]	20.09%
Average Annual Total Returns, 10 Years [Percent]	15.51%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPPharmaceuticalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(5.49%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPPreciousMetalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	0.78%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPRealEstateMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	5.89%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPRisingRatesOpportunityMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Rising Rates Opportunity
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	1.75%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	(5.26%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSemiconductorMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	93.66%
Average Annual Total Returns, 5 Years [Percent]	31.28%
Average Annual Total Returns, 10 Years [Percent]	22.99%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortEmergingMarketsMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(11.78%)
Average Annual Total Returns, 5 Years [Percent]	(11.01%)
Average Annual Total Returns, 10 Years [Percent]	(8.51%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(10.29%)
Average Annual Total Returns, 5 Years [Percent]	(9.74%)
Average Annual Total Returns, 10 Years [Percent]	(6.49%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(9.35%)
Average Annual Total Returns, 5 Years [Percent]	(15.32%)
Average Annual Total Returns, 10 Years [Percent]	(11.87%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(32.40%)
Average Annual Total Returns, 5 Years [Percent]	(22.40%)
Average Annual Total Returns, 10 Years [Percent]	(18.53%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPShortSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Short Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(10.88%)
Average Annual Total Returns, 5 Years [Percent]	(14.46%)
Average Annual Total Returns, 10 Years [Percent]	(11.16%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSmallCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.19%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSmallCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.15%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPTechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	57.95%
Average Annual Total Returns, 5 Years [Percent]	23.56%
Average Annual Total Returns, 10 Years [Percent]	17.85%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUSGovernmentPlusMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund VP U.S. Government Plus
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	0.04%
Average Annual Total Returns, 5 Years [Percent]	(5.01%)
Average Annual Total Returns, 10 Years [Percent]	0.27%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraBullMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraBull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	45.23%
Average Annual Total Returns, 5 Years [Percent]	21.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraMid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	22.21%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraNasdaq100Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraNASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	115.46%
Average Annual Total Returns, 5 Years [Percent]	33.86%
Average Annual Total Returns, 10 Years [Percent]	27.05%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraShortNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraShort NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(57.49%)
Average Annual Total Returns, 5 Years [Percent]	(44.28%)
Average Annual Total Returns, 10 Years [Percent]	(36.98%)
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUltraSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ProFunds - ProFund VP UltraSmall-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Monument Advisor Contract No. JNL-2300 | ProFundsProFundVPUtilitiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(8.59%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTMortgageSecuritiesFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.27%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Monument Advisor Contract No. JNL-2300 | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	12.59%
Monument Advisor Contract No. JNL-2300 | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.78%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Monument Advisor Contract No. JNL-2300 | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsBalancedStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Balanced Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsEquityGrowthStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Equity Growth Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsGlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - Global Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsInternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - International Developed Markets Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsModerateStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Russell Investment Funds - Moderate Strategy Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsStrategicBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Russell Investment Funds - Strategic Bond Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsUSSmallCapEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Monument Advisor Contract No. JNL-2300 | RussellInvestmentFundsUSStrategicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Russell Investment Funds - U.S. Strategic Equity Fund
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	26.29%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(6.24%)
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	(4.79%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(3.30%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustDow2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	23.57%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	15.21%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	54.75%
Average Annual Total Returns, 5 Years [Percent]	29.03%
Average Annual Total Returns, 10 Years [Percent]	20.45%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	1.61%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	(1.84%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	(11.71%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustEurope125xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Europe 1.25x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.87%
Average Annual Total Returns, 1 Year [Percent]	20.09%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	2.46%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	10.05%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.05%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustGovernmentLongBond12xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(1.03%)
Average Annual Total Returns, 5 Years [Percent]	(5.06%)
Average Annual Total Returns, 10 Years [Percent]	0.18%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.92%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	3.32%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.72%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	47.38%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseDow2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	(18.26%)
Average Annual Total Returns, 5 Years [Percent]	(28.07%)
Average Annual Total Returns, 10 Years [Percent]	(24.48%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseGovernmentLongBondStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	5.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	5.09%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	(3.28%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseMidCapStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	(9.04%)
Average Annual Total Returns, 5 Years [Percent]	(14.54%)
Average Annual Total Returns, 10 Years [Percent]	(11.08%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseNASDAQ100StrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.88%
Average Annual Total Returns, 1 Year [Percent]	(31.85%)
Average Annual Total Returns, 5 Years [Percent]	(21.10%)
Average Annual Total Returns, 10 Years [Percent]	(17.63%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseRussell2000StrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	(11.23%)
Average Annual Total Returns, 5 Years [Percent]	(14.14%)
Average Annual Total Returns, 10 Years [Percent]	(10.60%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustInverseSP500StrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.85%
Average Annual Total Returns, 1 Year [Percent]	(14.95%)
Average Annual Total Returns, 5 Years [Percent]	(15.41%)
Average Annual Total Returns, 10 Years [Percent]	(12.35%)
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustJapan2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Japan 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	34.46%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	22.49%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustMidCap15xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	18.84%
Average Annual Total Returns, 5 Years [Percent]	13.21%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustNASDAQ1002xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.01%
Average Annual Total Returns, 1 Year [Percent]	116.13%
Average Annual Total Returns, 5 Years [Percent]	34.23%
Average Annual Total Returns, 10 Years [Percent]	27.66%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	53.22%
Average Annual Total Returns, 5 Years [Percent]	20.24%
Average Annual Total Returns, 10 Years [Percent]	15.86%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustNovaFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Nova Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	35.07%
Average Annual Total Returns, 5 Years [Percent]	18.45%
Average Annual Total Returns, 10 Years [Percent]	14.14%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	3.84%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRussell200015xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.88%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustRussell20002xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.04%
Average Annual Total Returns, 1 Year [Percent]	22.00%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	5.89%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSP5002xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	45.04%
Average Annual Total Returns, 5 Years [Percent]	21.56%
Average Annual Total Returns, 10 Years [Percent]	16.87%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	27.83%
Average Annual Total Returns, 5 Years [Percent]	15.90%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	4.79%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	5.15%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustStrengtheningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.92%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	49.01%
Average Annual Total Returns, 5 Years [Percent]	19.01%
Average Annual Total Returns, 10 Years [Percent]	14.47%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	24.48%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustUSGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Rydex Variable Trust - U.S. Government Money Market Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	3.70%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	0.59%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(7.12%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Monument Advisor Contract No. JNL-2300 | RydexVariableTrustWeakeningDollar2xStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Miscellaneous
Portfolio Company Name [Text Block]	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.91%
Average Annual Total Returns, 1 Year [Percent]	2.85%
Average Annual Total Returns, 5 Years [Percent]	(5.51%)
Average Annual Total Returns, 10 Years [Percent]	(7.26%)
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Monument Advisor Contract No. JNL-2300 | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Advisor Contract No. JNL-2300 | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	1.13%
Monument Advisor Contract No. JNL-2300 | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC, an affiliate of VIA.
Current Expenses [Percent]	1.52%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	4.34%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Monument Advisor Contract No. JNL-2300 | ThirdAvenueVariableSeriesTrustThirdAvenueValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	13.45%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Monument Advisor Contract No. JNL-2300 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Current Expenses [Percent]	1.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Monument Advisor Contract No. JNL-2300 | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Current Expenses [Percent]	1.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	4.61%
Monument Advisor Contract No. JNL-2300 | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(3.58%)
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	(1.01%)
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Monument Advisor Contract No. JNL-2300 | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Monument Advisor Contract No. JNL-2300 | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Monument Advisor Contract No. JNL-2300 | VirtusVariableInsuranceTrustVirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Monument Advisor Contract No. JNL-2300 | VirtusVariableInsuranceTrustVirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP, an affiliate of VIA.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Monument Advisor Contract No. JNL-2300 | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Monument Advisor Contract No. JNL-2300 | RebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Monument Advisor Contract No. JNL-2300 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Monument Advisor Contract No. JNL-2300 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Monument Advisor Contract No. JNL-2300 | ROPEnhancedDeathBenefitRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Owner must be 80 or younger at application• Must be elected at application• Election is irrevocable• Certain ownership changes and assignments could eliminate the death benefit• Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Monument Advisor Contract No. JNL-2300 | GMDBRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
Name of Benefit [Text Block]	GMDB Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
Brief Restrictions / Limitations [Text Block]	• No longer available• Election is irrevocable• Will terminate upon a change to the owner or joint owner (or annuitant if any owner is a non-natural person)• Purchase payments are limited to $2,000,000 without prior approval
Name of Benefit [Text Block]	GMDB Rider (see Death Benefit)
Operation of Benefit [Text Block]	Optional Guaranteed Minimum Death Benefit The optional Guaranteed Minimum Death Benefit is no longer available. In general terms, if you elected this option, it will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. Under this option, if you die prior to the Contract Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of: (1)the GMDB Base; and(2)the Net Contract Value as of the Business Day We receive due proof of death and a payment election.The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election. If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. If more than one Annuitant is named, the Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death. If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn. Example of the GMDB:
Example:
PURCHASE PAYMENTS	PARTIAL WITHDRAWALS	PREMIUM TAXES	CONTRACT VALUE ON DATE OF DEATH	STANDARD DEATH BENEFIT	GUARANTEED MINIMUM DEATH BENEFIT AMOUNT
$100,000	0	0	$90,000	$90,000	$100.000
$100,000	0	0	$110,000	$110,000	$110,000
$100,000	$20,000*	0	$70,000	$70,000	$75,000
$100,000	$20,000*	0	$80,000	$80,000	$80,000
* Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000
(calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial
Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase
Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract. The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following: (1)the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);(2)the Annuity Date;(3)the date the Contract terminates;(4)the date the Contract Value decreases to zero.Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded.Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount;•elect a lump sum payment of the Death Benefit Amount; or•apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Monument Advisor Contract No. JNL-2300 | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Monument Advisor Contract No. JNL-2300 | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Contract No. JNL-2300 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Purpose of Benefit [Text Block]	Death benefit upon death of Owner prior to Annuity Period
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider or GMDB Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable Transaction Fees and premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Select
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.17%[2]	4.26%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $361.68	Highest Annual Cost Estimate: $3,885.66
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Transaction Charges [Text Block]
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.17%[2]	4.26%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.15%[1]
1 As a percentage of Separate Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)

Because each Contract is customizable, the options elected affect how much each Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $361.68	Highest Annual Cost Estimate: $3,885.66
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual
fund fees and expenses and election
of the optional benefit
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.24%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.24%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Separate Account value.
Investment Options (of Other Amount) Minimum [Percent]	0.17%
Investment Options (of Other Amount) Maximum [Percent]	4.26%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Lowest Annual Cost [Dollars]	$ 361.68
Highest Annual Cost [Dollars]	$ 3,885.66
Risks [Table Text Block]
RISKS
Risk of Loss	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this Contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks).

Investment Restrictions [Text Block]	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).• Not all Investment Portfolios may be available under your Contract (see Appendix A: More Information About the Investment Portfolios).• Transfers between Investment Portfolios are subject to policies designed to deter short-term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
Optional Benefit Restrictions [Text Block]	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional Tax Deferral.• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.See Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of indirect compensation in that the Company may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment (see The Monument Advisor SelectSM Variable Annuity Contract).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor SelectSM Variable Annuity Contract).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]
The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30%[5]
[1]All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.[3]The annual Subscription Fee is assessed via a monthly deduction of $20 per month.[4]Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).[5]Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.17%	4.26%
Example The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the Contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•election of the ROP Enhanced Death Benefit Rider (0.30%).
	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.26%)	$5,040	$15,114	$25,180	$50,309	*	$15,114	$25,180	$50,309	$5,040	$15,114	$25,180	$50,309
Minimum Annual Underlying Mutual Fund Expenses (0.17%)	$746	$2,333	$4,058	$9,057	*	$2,333	$4,058	$9,057	$746	$2,333	$4,058	$9,057

Exchange Fee (of Other Amount), Maximum [Percent]	25.00%
Exchange Fee, Footnotes [Text Block]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).[2]Currently, We do not assess a Transfer Fee.
Administrative Expense, Maximum [Dollars]	$ 240
Administrative Expense, Footnotes [Text Block]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	4.26%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,040
Surrender Expense, 1 Year, Minimum [Dollars]	746
Surrender Expense, 3 Years, Maximum [Dollars]	15,114
Surrender Expense, 3 Years, Minimum [Dollars]	2,333
Surrender Expense, 5 Years, Maximum [Dollars]	25,180
Surrender Expense, 5 Years, Minimum [Dollars]	4,058
Surrender Expense, 10 Years, Maximum [Dollars]	50,309
Surrender Expense, 10 Years, Minimum [Dollars]	9,057
Annuitized Expense, 3 Years, Maximum [Dollars]	15,114
Annuitized Expense, 3 Years, Minimum [Dollars]	2,333
Annuitized Expense, 5 Years, Maximum [Dollars]	25,180
Annuitized Expense, 5 Years, Minimum [Dollars]	4,058
Annuitized Expense, 10 Years, Maximum [Dollars]	50,309
Annuitized Expense, 10 Years, Minimum [Dollars]	9,057
No Surrender Expense, 1 Year, Maximum [Dollars]	5,040
No Surrender Expense, 1 Year, Minimum [Dollars]	746
No Surrender Expense, 3 Years, Maximum [Dollars]	15,114
No Surrender Expense, 3 Years, Minimum [Dollars]	2,333
No Surrender Expense, 5 Years, Maximum [Dollars]	25,180
No Surrender Expense, 5 Years, Minimum [Dollars]	4,058
No Surrender Expense, 10 Years, Maximum [Dollars]	50,309
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,057
Item 5. Principal Risks [Table Text Block]	Principal Risks Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings. Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. As a result of a cybersecurity incident, We may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)
• Owner must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could eliminate the
death benefit
• Purchase payments are limited to
$3,000,000 for one or more
Contracts with the ROP Enhanced
Death Benefit Rider that use the
Measuring Life

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Optional Benefit Expense, Footnotes [Text Block]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: More Information About the Investment Portfolios The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Prospectuses Available [Text Block]	The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.39%	0.00%	1.39%	10.51%	6.87%	2.98%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.95%	0.00%	0.95%	43.13%	15.43%	12.54%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.84%*	0.00%	0.84%	32.67%	14.14%	11.03%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.96%*	0.00%	0.96%	23.17%	11.96%	8.54%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.06%	0.00%	1.06%	16.86%	10.51%	7.29%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%*	0.00%	0.61%	12.03%	11.85%	9.32%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.17%*	0.00%	1.17%	15.70%	13.27%	9.33%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	20.14%	9.90%	7.43%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	26.50%	14.74%	10.32%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.41%*	0.00%	2.41%	28.80%	11.63%
Equity	ALPS Variable Investment Trust - ALPS/ Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	13.91%	10.67%	2.70%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	16.88%	10.04%	7.06%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.87%*	0.00%	0.87%	12.82%	6.68%	4.99%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%*	0.00%	0.85%	7.84%	2.56%	2.25%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.88%	0.00%	0.88%	15.27%	8.64%	6.20%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.86%*	0.00%	0.86%	10.59%	4.74%	3.67%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	3.51%	0.57%	1.24%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	12.18%	5.84%	4.15%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.02%	8.93%	6.98%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	8.76%	7.18%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.97%	0.00%	0.97%	5.89%	-0.56%	0.12%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	20.65%	10.07%	7.36%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	22.29%	13.36%	9.30%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	38.14%	18.38%	14.07%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	15.56%	4.58%	3.15%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	15.66%	5.86%	3.06%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	10.23%	5.91%	4.74%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	9.73%	5.59%	4.73%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	4.72%	1.62%	1.83%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.74%*	0.00%	0.74%	2.62%	0.79%	1.27%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.79%*	0.00%	0.79%	12.94%	5.50%	4.22%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.80%*	0.00%	0.80%	5.42%	1.03%	1.62%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.94%*	0.00%	0.94%	24.90%	14.43%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	13.37%	11.05%	8.38%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	11.99%	11.27%	8.73%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.02%*	0.00%	1.02%	12.49%	7.38%	4.63%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.04%*	0.00%	1.04%	52.47%	16.05%	13.38%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	15.39%	10.40%	8.04%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.30%	0.57%	25.93%	15.38%	11.75%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	23.82%	15.13%	10.46%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	16.42%	9.99%	7.14%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	9.20%	2.91%	2.99%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	44.87%	25.34%	20.11%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.70%	0.00%	0.70%	5.39%	12.14%	9.12%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	13.11%	10.18%	6.44%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.04%	0.00%	1.04%	-9.11%	7.23%	-1.21%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	9.10%	9.87%	6.77%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.31%*	0.30%	0.61%	20.14%	12.74%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.30%	0.51%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.30%	0.58%	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.30%	0.70%	14.11%	7.86%	4.89%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	0.30%	0.57%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.30%	0.42%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.30%	0.51%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.30%	0.59%	20.03%	15.40%	9.00%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	11.21%	4.13%	3.22%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	12.71%	4.75%	4.13%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%*	0.00%	1.80%	14.86%	7.04%	8.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	8.68%	6.15%	4.19%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.14%	0.00%	1.14%	9.49%	7.55%	4.92%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.62%	0.00%	0.62%	7.65%	3.68%	3.13%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.69%	0.00%	0.69%	21.23%	12.15%	8.80%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.12%	16.36%	11.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.61%	0.00%	0.61%	20.67%	11.54%	7.21%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	0.70%	13.36%	2.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	10.38%	12.01%	8.31%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.75%	0.00%	0.75%	12.17%	5.60%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	0.00%	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	45.30%	18.79%	15.44%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.83%	0.00%	0.83%	35.89%	19.34%	14.51%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	10.24%	3.60%	3.14%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.03%	0.00%	1.03%	27.18%	11.15%	7.48%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	6.00%	1.72%	2.08%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	14.80%	12.17%	7.85%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.98%	0.00%	0.98%	20.22%	9.71%	4.65%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.89%	4.96%	5.77%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.90%	0.00%	0.90%	9.18%	3.47%	3.10%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	19.47%	15.69%	9.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	20.61%	16.63%	9.10%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	10.08%	5.78%	3.68%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	11.43%	3.88%	3.78%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%*	0.00%	0.71%	8.62%	6.98%	5.01%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.93%	0.00%	0.93%	13.46%	7.82%	5.43%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.90%*	0.00%	0.90%	12.08%	13.75%	10.23%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.09%*	0.00%	1.09%	8.18%	1.96%	1.77%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.77%	0.00%	0.77%	4.47%	0.22%	0.73%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	2.88%	-2.13%	-0.66%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36%*	0.00%	1.36%	7.53%	4.00%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.97%*	0.00%	0.97%	6.95%	1.28%	3.00%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	11.12%	3.98%	3.40%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.24%*	0.00%	1.24%	26.41%	12.72%	9.97%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	12.02%	4.50%	3.92%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	10.28%	10.21%	5.55%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	39.91%	18.00%	14.25%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	6.40%	4.66%	3.79%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.36%	13.49%	8.92%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	23.36%	12.95%	7.79%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	6.14%	1.89%	2.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.86%*	0.00%	0.86%	5.85%	1.64%	2.47%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	9.04%	9.81%	7.80%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	10.56%	9.93%	7.06%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	18.15%	8.42%	4.33%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.07%	0.00%	1.07%	34.45%	12.02%	8.20%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	9.05%	2.11%	3.10%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.17%*	0.00%	1.17%	8.60%	1.04%	1.25%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	0.00%	0.36%	4.86%	1.69%	1.06%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.69%	0.00%	0.69%	4.62%	0.67%	1.15%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	12.66%	11.77%	8.25%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	3.02%	8.75%	6.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Canada Ltd.	0.90%	0.00%	0.90%	10.18%	4.05%	3.22%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	22.83%	13.28%	9.74%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	14.14%	10.32%	6.45%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	46.94%	14.92%	12.24%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	20.64%	8.43%	3.57%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.85%*	0.00%	0.85%	13.90%	8.27%	3.48%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	1.03%*	0.00%	1.03%	16.09%	9.49%	6.37%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.78%*	0.00%	0.78%	7.27%	2.18%	2.14%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%*	0.00%	1.17%	4.05%	7.75%	-2.42%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.96%	0.00%	0.96%	11.95%	4.46%	3.70%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.79%*	0.00%	0.79%	4.73%	1.62%	1.41%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	19.59%	14.63%	10.47%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.30%	0.00%	1.30%	1.63%	7.86%	-0.36%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.15%	0.00%	1.15%	39.05%	17.17%	10.87%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.00%*	0.00%	1.00%	8.27%	11.72%	7.96%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.41%	9.64%	7.99%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	18.07%	13.42%	12.10%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	5.29%	1.55%	1.66%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.55%	0.00%	0.55%	39.96%	16.92%	13.73%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.61%	0.00%	0.61%	26.78%	13.33%	9.01%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%	23.32%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.68%*	0.00%	0.68%	11.40%	10.22%	7.18%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	0.00%	0.89%	10.87%	11.20%	3.63%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.57%	0.00%	0.57%	43.17%	16.83%	12.49%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	15.15%	5.42%	3.06%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.42%	0.00%	1.42%	22.27%	5.01%	2.04%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	10.81%	4.00%	3.77%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	15.88%	6.42%	2.98%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	10.02%	9.10%	6.73%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	14.19%	13.52%	10.33%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (formerly, Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I) This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.85%	0.00%	0.85%	24.42%	8.31%	6.64%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	44.02%	15.51%	13.27%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	8.12%	9.29%	7.62%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.83%	0.00%	0.83%	10.26%	3.42%	2.89%
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	16.41%	8.50%	6.55%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	8.65%	10.19%	8.19%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	3.40%	2.65%	1.90%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	12.57%	8.29%	4.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	3.88%	10.53%	7.73%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 6, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	43.51%	19.24%	14.64%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	9.10%	11.87%	8.53%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	16.33%	13.01%	10.15%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	13.19%	10.72%	7.81%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	8.58%	11.31%	8.23%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	35.51%	15.59%	12.69%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	7.63%	11.07%	8.25%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	14.39%	9.20%	6.09%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	20.44%	9.35%	7.35%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	8.70%	4.89%	3.75%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	8.27%	11.51%	10.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	7.63%	2.23%	2.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.75%	0.00%	0.75%	9.00%	13.37%	9.18%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	5.38%	0.89%	1.60%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.78%*	0.00%	0.78%	20.59%	10.98%	8.61%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.88%	0.00%	0.88%	15.67%	7.33%	2.78%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.59%*	0.00%	0.59%	6.05%	0.59%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.35%*	0.00%	1.35%	3.86%	-0.01%	-0.13%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.90%	1.69%	1.03%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	17.71%	8.04%	4.16%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.72%	0.00%	0.72%	16.56%	7.73%	5.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	14.95%	6.68%	5.24%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	5.77%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%*	0.00%	0.23%	21.05%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	35.36%	23.08%	15.33%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	16.23%	12.34%	9.01%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.23%*	0.00%	1.23%	15.54%	7.15%	3.51%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.17%	0.00%	0.17%	25.97%	15.51%	11.85%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.27%	0.00%	0.27%	16.69%	9.80%	7.04%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.93%*	0.00%	0.93%	8.82%	10.06%	7.92%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.02%	0.00%	1.02%	11.00%	8.63%	6.13%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	18.15%	12.07%	8.96%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%	0.00%	0.86%	5.90%	1.65%	1.21%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: BTS Asset Management, Inc.	2.52%*	0.00%	2.52%	1.53%	-1.92%	-0.26%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	-1.58%	0.71%	0.89%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	19.81%	5.10%	5.45%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.37%	10.55%	7.42%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	11.39%	6.39%	4.51%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.19%	4.84%	3.37%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	16.09%	9.48%	6.54%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.77%	0.00%	0.77%	9.03%	4.83%	3.24%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.14%	5.86%	3.33%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.33%	5.51%	3.52%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	13.47%	7.96%	5.58%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.19%*	0.00%	2.19%	8.14%	6.02%	4.04%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	0.00%	1.48%	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	7.10%	2.24%	2.32%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.27%	0.00%	1.27%	11.11%	2.25%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	5.26%	0.97%	1.09%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.87%	0.00%	0.87%	7.97%	1.87%	1.45%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.24%*	0.00%	1.24%	13.02%	7.29%	5.25%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	12.22%	4.83%	4.15%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.03%	0.00%	1.03%	8.25%	3.32%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar- Hedged): Administrative Class Investment Advisor: PIMCO	1.18%*	0.00%	1.18%	9.00%	1.64%	3.06%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	1.28%*	0.00%	1.28%	6.21%	-1.16%	-0.35%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%*	0.00%	1.13%	3.99%	-1.30%	2.06%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	0.69%	0.00%	0.69%	4.97%	0.99%	0.92%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.84%	0.00%	0.84%	3.67%	3.16%	2.25%
Fixed Income	PIMCO Variable Insurance Trust - Short- Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.91%	2.12%	1.87%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.75%	0.00%	0.75%	5.93%	1.08%	1.71%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.89%	0.00%	0.89%	6.68%	1.55%	2.00%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.08%	0.00%	1.08%	7.17%	9.08%	8.16%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	28.58%	16.45%	11.94%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.20%*	0.00%	1.20%	10.99%	3.85%	3.04%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	12.20%	12.26%	7.30%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.06%*	0.00%	1.06%	8.06%	2.41%	2.41%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.54%	1.82%	2.45%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	4.31%	1.92%	0.66%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.39%	6.53%	6.05%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.14%	9.59%	7.42%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	23.74%	13.41%	9.84%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	31.82%	7.80%	4.15%
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	32.05%	9.78%	8.82%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.92%	9.20%	6.11%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.31%	4.52%	2.24%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-2.49%	10.93%	0.96%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.47%	7.60%	2.67%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.88%	9.98%	8.13%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.82%	9.48%	9.49%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.30%	11.72%	8.34%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.55%	5.62%	1.71%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	49.85%	8.64%	10.74%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	34.51%	11.86%	7.23%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	27.86%	14.21%	11.39%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.09%	12.27%	8.19%
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.38%	11.96%	6.33%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.56%	10.09%	7.28%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.45%	11.12%	7.41%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.83%	10.12%	6.88%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	52.17%	20.09%	15.51%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-5.49%	4.83%	4.63%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	1.48%	8.30%	0.78%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.73%	5.58%	5.89%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	93.66%	31.28%	22.99%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.19%	8.56%	7.15%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.94%	9.51%	6.36%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	14.91%	7.96%	5.15%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	57.95%	23.56%	17.85%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.59%	4.76%	6.89%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	4.82%	0.98%	1.41%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.00%	0.00%	1.00%	12.13%	4.60%	3.62%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.89%	0.00%	0.89%	4.69%	0.37%	1.43%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	0.00%	0.82%	15.67%	14.50%	10.26%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Putnam Investment Management, LLC	0.75%*	0.00%	0.75%	5.27%	0.30%	0.63%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	0.00%	0.90%	26.11%	16.09%	12.59%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	18.78%	12.13%	5.53%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.15%	0.00%	1.15%	25.93%	10.17%	5.61%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	2.97%	6.04%	4.32%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.97%	11.97%	6.49%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	5.53%	7.01%	6.64%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-6.24%	7.44%	-4.79%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.30%	6.88%	5.60%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	54.75%	29.03%	20.45%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.61%	9.77%	-1.84%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	4.44%	1.84%	-11.71%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	13.90%	10.05%	7.44%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.05%*	0.00%	2.05%	3.80%	5.28%	1.87%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.92%	0.00%	1.92%	12.75%	5.76%	3.32%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	5.03%	9.82%	8.86%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.72%*	0.00%	1.72%	12.69%	2.82%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	47.38%	9.27%	8.83%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	22.49%	6.97%	5.58%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	4.37%	4.21%	2.52%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	53.22%	20.24%	15.86%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	3.83%	11.37%	3.84%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	10.32%	4.71%	4.92%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	16.56%	11.35%	7.23%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.47%	9.42%	7.94%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.29%	8.61%	6.00%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	14.68%	8.44%	4.50%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	27.83%	15.90%	8.80%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	17.47%	5.04%	4.79%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	21.06%	12.57%	5.15%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	49.01%	19.01%	14.47%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	6.30%	1.26%	1.84%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	24.48%	11.18%	7.27%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-7.12%	3.94%	6.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	9.31%	10.92%	7.57%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	2.68%	10.96%	11.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	19.63%	11.36%	10.22%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	4.69%	1.60%	1.13%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.52%*	0.00%	1.52%	4.34%	3.94%	3.21%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	20.81%	13.45%	6.14%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	4.36%	3.89%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.40%	4.07%	1.97%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.25%*	0.00%	1.25%	9.77%	2.29%	1.05%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	10.41%	9.61%	4.61%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.12%	0.00%	1.12%	-3.58%	10.61%	-1.01%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.30%	0.51%	14.33%	9.59%	7.89%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.30%	0.64%	27.98%	14.33%	12.85%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	12.51%	5.60%	4.84%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.30%	0.59%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.30%	0.59%	8.10%	11.57%	9.53%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.30%	0.44%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.30%	0.43%	6.52%	0.99%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.33%	0.30%	0.63%	40.13%	16.08%	12.88%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.30%	0.54%	11.51%	5.10%	4.33%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.33%	0.30%	0.63%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund - Mid- Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.30%	0.47%	15.83%	12.56%	9.27%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	15.55%	7.78%	6.19%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.30%	0.56%	11.70%	7.18%	7.29%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	6.16%	2.13%	1.93%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.35%	0.64%	19.65%	9.98%	7.85%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.30%	0.44%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.30%	0.41%	15.54%	7.31%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.30%	0.43%	25.95%	14.93%	11.29%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	11.03%	8.55%	7.95%
Type	Underlying Mutual Fund and Adviser/ Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Virtus Fixed Income Advisers, LLC	0.94%*	0.00%	0.94%	8.69%	3.19%	2.94%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.14%*	0.00%	1.14%	18.00%	8.80%	2.23%

Portfolio Company Objective [Text Block]	Type
Monument Advisor Select | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Monument Advisor Select | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Monument Advisor Select | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Monument Advisor Select | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Monument Advisor Select | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Monument Advisor Select | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. As a result of a cybersecurity incident, We may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or Contract Values are adversely affected as a result of a failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Monument Advisor Select | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Monument Advisor Select | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Owners of variable annuities can lose money by investing in the Contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Monument Advisor Select | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the Contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of Tax Deferral also means that the Contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically: •An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Monument Advisor Select | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this Contract is subject to the risk of poor investment performance of the Investment Options chosen by the Owner.• Each investment Option has its own unique risks.• Review the prospectuses and disclosures for the Investment Options before making an investment decision.See Principal Risks.
Monument Advisor Select | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
Monument Advisor Select | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Monument Advisor Select | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	43.13%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Monument Advisor Select | AlgerLargeCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Large Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	32.67%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Monument Advisor Select | AlgerMidCapGrowthPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	23.17%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	8.54%
Monument Advisor Select | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Monument Advisor Select | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Monument Advisor Select | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Monument Advisor Select | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Monument Advisor Select | AllspringVariableTrustVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Opportunity Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	26.50%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Monument Advisor Select | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	2.41%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.41%
Average Annual Total Returns, 1 Year [Percent]	28.80%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Monument Advisor Select | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.88%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Monument Advisor Select | ALPSVariableInvestmentTrustMorningstarIncomeGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Monument Advisor Select | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Monument Advisor Select | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Monument Advisor Select | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Monument Advisor Select | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Monument Advisor Select | AmericanFundsInsuranceSeriesCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Monument Advisor Select | AmericanFundsInsuranceSeriesCapitalWorldGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Monument Advisor Select | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Monument Advisor Select | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Monument Advisor Select | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.14%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Monument Advisor Select | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Advisor Select | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Monument Advisor Select | AmericanFundsInsuranceSeriesInternationalGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Monument Advisor Select | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.23%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Monument Advisor Select | AmericanFundsInsuranceSeriesManagedRiskWashingtonMutualInvestorsFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Monument Advisor Select | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Monument Advisor Select | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Monument Advisor Select | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Monument Advisor Select | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Monument Advisor Select | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Monument Advisor Select | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapCoreVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.90%
Average Annual Total Returns, 5 Years [Percent]	14.43%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockAdvantageLargeCapValueVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Monument Advisor Select | BNYMellonInvestmentPortfoliosSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Monument Advisor Select | BNYMellonStockIndexFundIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	11.75%
Monument Advisor Select | BNYMellonSustainableUSEquityPortfolioIncInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	23.82%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Monument Advisor Select | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Monument Advisor Select | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	2.99%
Monument Advisor Select | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	44.87%
Average Annual Total Returns, 5 Years [Percent]	25.34%
Average Annual Total Returns, 10 Years [Percent]	20.11%
Monument Advisor Select | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Monument Advisor Select | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Monument Advisor Select | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.11%)
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	(1.21%)
Monument Advisor Select | DelawareVIPTrustMacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Monument Advisor Select | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Monument Advisor Select | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Advisor Select | FederatedHermesInsuranceSeriesFederatedHermesHighIncomeBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Monument Advisor Select | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Monument Advisor Select | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Monument Advisor Select | FidelityVariableInsuranceProductsEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Select | FidelityVariableInsuranceProductsFundFidelityVIPFreedomIncomeFundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.23%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	20.67%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.89%
Average Annual Total Returns, 5 Years [Percent]	19.34%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.18%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.22%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.47%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Monument Advisor Select | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Monument Advisor Select | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinGlobalRealEstateVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.43%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	5.43%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.73%
Monument Advisor Select | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
Monument Advisor Select | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesJStylePlusMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.24%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	3.92%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Monument Advisor Select | GuggenheimVariableFundsTrustSeriesYStylePlusLargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	39.91%
Average Annual Total Returns, 5 Years [Percent]	18.00%
Average Annual Total Returns, 10 Years [Percent]	14.25%
Monument Advisor Select | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Monument Advisor Select | InvescoInvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	13.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Monument Advisor Select | InvescoInvescoVICoreEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Monument Advisor Select | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	2.73%
Monument Advisor Select | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	2.47%
Monument Advisor Select | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Monument Advisor Select | InvescoInvescoVIEquityandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Monument Advisor Select | InvescoInvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Monument Advisor Select | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Monument Advisor Select | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Monument Advisor Select | InvescoInvescoVIGlobalStrategicIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Monument Advisor Select | InvescoInvescoVIGovernmentMoneyMarketFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.06%
Monument Advisor Select | InvescoInvescoVIGovernmentSecuritiesFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.15%
Monument Advisor Select | InvescoInvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Monument Advisor Select | InvescoInvescoVIHealthCareFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Health Care Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Monument Advisor Select | InvescoInvescoVIHighYieldFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Monument Advisor Select | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.83%
Average Annual Total Returns, 5 Years [Percent]	13.28%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Monument Advisor Select | InvescoInvescoVIMainStreetMidCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	6.45%
Monument Advisor Select | InvescoInvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Technology Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	46.94%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Monument Advisor Select | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPAssetStrategySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPBalancedSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPCorporateBondSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	2.18%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	(2.42%)
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPHighIncomeSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPLimitedTermBondSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	14.63%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPNaturalResourcesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	(0.36%)
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPScienceandTechnologySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	39.05%
Average Annual Total Returns, 5 Years [Percent]	17.17%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Monument Advisor Select | IvyVariableInsurancePortfoliosMacquarieVIPValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Monument Advisor Select | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Monument Advisor Select | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.07%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Monument Advisor Select | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	1.66%
Monument Advisor Select | JanusAspenSeriesJanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	39.96%
Average Annual Total Returns, 5 Years [Percent]	16.92%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Monument Advisor Select | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	26.78%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Monument Advisor Select | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	23.32%
Monument Advisor Select | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Monument Advisor Select | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	3.63%
Monument Advisor Select | JanusAspenSeriesJanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	43.17%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Monument Advisor Select | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	22.27%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	2.04%
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	10.81%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementInternationalEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementUSSmallCapEquitySelectPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	44.02%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Monument Advisor Select | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Monument Advisor Select | LeggMasonPartnersVariableIncomeTrustWesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyDisciplinedCoreValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInternationalFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	4.07%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyLargeCompanyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyUltraFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	43.51%
Average Annual Total Returns, 5 Years [Percent]	19.24%
Average Annual Total Returns, 10 Years [Percent]	14.64%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Monument Advisor Select | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Monument Advisor Select | LordAbbettSeriesFundIncDividendGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.33%
Average Annual Total Returns, 5 Years [Percent]	13.01%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Monument Advisor Select | LordAbbettSeriesFundIncGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Monument Advisor Select | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Monument Advisor Select | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Monument Advisor Select | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Monument Advisor Select | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Monument Advisor Select | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	10.11%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.59%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassXMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.13%)
Monument Advisor Select | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.03%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	17.71%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	5.77%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	21.05%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	35.36%
Average Annual Total Returns, 5 Years [Percent]	23.08%
Average Annual Total Returns, 10 Years [Percent]	15.33%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	25.97%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Monument Advisor Select | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Monument Advisor Select | NeubergerBermanAdvisersManagementTrustMidCapIntrinsicValuePortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Monument Advisor Select | NeubergerBermanAdvisersManagementTrustMidCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Monument Advisor Select | NeubergerBermanAdvisersManagementTrustShortDurationBondPortfolioClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.21%
Monument Advisor Select | NorthernLightsVariableTrustBTSTacticalFixedIncomeVITFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Portfolio Company Adviser [Text Block]	BTS Asset Management, Inc.
Current Expenses [Percent]	2.52%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.52%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(1.92%)
Average Annual Total Returns, 10 Years [Percent]	(0.26%)
Monument Advisor Select | NorthernLightsVariableTrustDonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	(1.58%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	0.89%
Monument Advisor Select | NorthernLightsVariableTrustDonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	19.81%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Monument Advisor Select | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Monument Advisor Select | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Monument Advisor Select | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Monument Advisor Select | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Monument Advisor Select | NorthernLightsVariableTrustTOPSManagedRiskBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.24%
Monument Advisor Select | NorthernLightsVariableTrustTOPSManagedRiskGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Monument Advisor Select | NorthernLightsVariableTrustTOPSManagedRiskModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Monument Advisor Select | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Monument Advisor Select | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.19%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Monument Advisor Select | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
Monument Advisor Select | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Monument Advisor Select | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Monument Advisor Select | PIMCOVariableInsuranceTrustGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	5.26%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Monument Advisor Select | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	1.45%
Monument Advisor Select | PIMCOVariableInsuranceTrustGlobalManagedAssetAllocationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.24%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Monument Advisor Select | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Monument Advisor Select | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Monument Advisor Select | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Monument Advisor Select | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.35%)
Monument Advisor Select | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	(1.30%)
Average Annual Total Returns, 10 Years [Percent]	2.06%
Monument Advisor Select | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Monument Advisor Select | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Monument Advisor Select | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Monument Advisor Select | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Select | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Monument Advisor Select | PioneerVariableContractsTrustPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Monument Advisor Select | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	11.94%
Monument Advisor Select | PioneerVariableContractsTrustPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Monument Advisor Select | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.20%
Average Annual Total Returns, 5 Years [Percent]	12.26%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Monument Advisor Select | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	2.41%
Monument Advisor Select | ProFundsProFundAccessVPHighYieldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	ProFunds - ProFund Access VP High Yield Fund
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.45%
Monument Advisor Select | ProFundsProFundVPAsia30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Asia 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	0.66%
Monument Advisor Select | ProFundsProFundVPBanksMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Banks
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Monument Advisor Select | ProFundsProFundVPBiotechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Monument Advisor Select | ProFundsProFundVPBullMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Bull
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	23.74%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	9.84%
Monument Advisor Select | ProFundsProFundVPCommunicationServicesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Communication Services
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	31.82%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Monument Advisor Select | ProFundsProFundVPConsumerDiscretionaryMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Discretionary
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	32.05%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	8.82%
Monument Advisor Select | ProFundsProFundVPConsumerStaplesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Consumer Staples
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.92%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Monument Advisor Select | ProFundsProFundVPEmergingMarketsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Emerging Markets
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Monument Advisor Select | ProFundsProFundVPEnergyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Energy
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(2.49%)
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	0.96%
Monument Advisor Select | ProFundsProFundVPEurope30Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Europe 30
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Monument Advisor Select | ProFundsProFundVPFinancialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Financials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.88%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Monument Advisor Select | ProFundsProFundVPHealthCareMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Health Care
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Monument Advisor Select | ProFundsProFundVPIndustrialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Industrials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Monument Advisor Select | ProFundsProFundVPInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP International
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Select | ProFundsProFundVPInternetMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Internet
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	49.85%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Monument Advisor Select | ProFundsProFundVPJapanMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Japan
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	34.51%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Monument Advisor Select | ProFundsProFundVPLargeCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	27.86%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Monument Advisor Select | ProFundsProFundVPLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Large-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	20.09%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Monument Advisor Select | ProFundsProFundVPMaterialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Materials
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.38%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Monument Advisor Select | ProFundsProFundVPMidCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Monument Advisor Select | ProFundsProFundVPMidCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Monument Advisor Select | ProFundsProFundVPMidCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Mid-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Monument Advisor Select | ProFundsProFundVPNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP NASDAQ-100
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	52.17%
Average Annual Total Returns, 5 Years [Percent]	20.09%
Average Annual Total Returns, 10 Years [Percent]	15.51%
Monument Advisor Select | ProFundsProFundVPPharmaceuticalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Pharmaceuticals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(5.49%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Monument Advisor Select | ProFundsProFundVPPreciousMetalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Precious Metals
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	0.78%
Monument Advisor Select | ProFundsProFundVPRealEstateMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Real Estate
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	5.89%
Monument Advisor Select | ProFundsProFundVPSemiconductorMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Semiconductor
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	93.66%
Average Annual Total Returns, 5 Years [Percent]	31.28%
Average Annual Total Returns, 10 Years [Percent]	22.99%
Monument Advisor Select | ProFundsProFundVPSmallCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Growth
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	15.19%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Monument Advisor Select | ProFundsProFundVPSmallCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap Value
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Monument Advisor Select | ProFundsProFundVPSmallCapMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Small-Cap
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.15%
Monument Advisor Select | ProFundsProFundVPTechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Technology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	57.95%
Average Annual Total Returns, 5 Years [Percent]	23.56%
Average Annual Total Returns, 10 Years [Percent]	17.85%
Monument Advisor Select | ProFundsProFundVPUtilitiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ProFunds - ProFund VP Utilities
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	(8.59%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Monument Advisor Select | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Monument Advisor Select | PutnamVariableTrustPutnamVTHighYieldFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Monument Advisor Select | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Monument Advisor Select | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Monument Advisor Select | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Monument Advisor Select | PutnamVariableTrustPutnamVTMortgageSecuritiesFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.27%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Monument Advisor Select | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	12.59%
Monument Advisor Select | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.78%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Monument Advisor Select | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Monument Advisor Select | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Monument Advisor Select | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Monument Advisor Select | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Select | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(6.24%)
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	(4.79%)
Monument Advisor Select | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(3.30%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Monument Advisor Select | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	54.75%
Average Annual Total Returns, 5 Years [Percent]	29.03%
Average Annual Total Returns, 10 Years [Percent]	20.45%
Monument Advisor Select | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	1.61%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	(1.84%)
Monument Advisor Select | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	(11.71%)
Monument Advisor Select | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	10.05%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Monument Advisor Select | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.05%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Monument Advisor Select | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.92%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	3.32%
Monument Advisor Select | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Monument Advisor Select | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.72%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Monument Advisor Select | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	47.38%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Monument Advisor Select | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	22.49%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Monument Advisor Select | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Monument Advisor Select | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	53.22%
Average Annual Total Returns, 5 Years [Percent]	20.24%
Average Annual Total Returns, 10 Years [Percent]	15.86%
Monument Advisor Select | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	3.84%
Monument Advisor Select | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Monument Advisor Select | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Monument Advisor Select | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Monument Advisor Select | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Monument Advisor Select | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Monument Advisor Select | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	27.83%
Average Annual Total Returns, 5 Years [Percent]	15.90%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Monument Advisor Select | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	4.79%
Monument Advisor Select | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	5.15%
Monument Advisor Select | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	49.01%
Average Annual Total Returns, 5 Years [Percent]	19.01%
Average Annual Total Returns, 10 Years [Percent]	14.47%
Monument Advisor Select | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Monument Advisor Select | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	24.48%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Monument Advisor Select | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(7.12%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Monument Advisor Select | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Monument Advisor Select | TRowePriceFixedIncomeSeriesIncTRowePriceLimitedTermBondPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	1.13%
Monument Advisor Select | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC, an affiliate of VIA.
Current Expenses [Percent]	1.52%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	4.34%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Monument Advisor Select | ThirdAvenueVariableSeriesTrustThirdAvenueValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	13.45%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Monument Advisor Select | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Current Expenses [Percent]	1.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Monument Advisor Select | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Monument Advisor Select | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Monument Advisor Select | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	4.61%
Monument Advisor Select | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(3.58%)
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	(1.01%)
Monument Advisor Select | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Monument Advisor Select | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
Monument Advisor Select | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Monument Advisor Select | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Monument Advisor Select | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Monument Advisor Select | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Monument Advisor Select | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Monument Advisor Select | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Monument Advisor Select | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Monument Advisor Select | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Monument Advisor Select | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Monument Advisor Select | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Monument Advisor Select | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Monument Advisor Select | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Monument Advisor Select | VanguardVariableInsuranceFundSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Monument Advisor Select | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Monument Advisor Select | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Monument Advisor Select | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Monument Advisor Select | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Monument Advisor Select | VirtusVariableInsuranceTrustVirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Monument Advisor Select | VirtusVariableInsuranceTrustVirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP, an affiliate of VIA.
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Monument Advisor Select | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockLargeCapGrowthEquityVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	52.47%
Average Annual Total Returns, 5 Years [Percent]	16.05%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Monument Advisor Select | BlackRockVariableSeriesFundsIncBlackRockLargeCapFocusGrowthVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Monument Advisor Select | RebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Program (see Rebalancing Program)
Monument Advisor Select | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program (see Dollar Cost Averaging Program)
Monument Advisor Select | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawal Program (see Systematic Withdrawal Program)
Monument Advisor Select | ROPEnhancedDeathBenefitRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Owner must be 80 or younger at application• Must be elected at application• Election is irrevocable• Certain ownership changes and assignments could eliminate the death benefit• Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
Name of Benefit [Text Block]	ROP Enhanced Death Benefit Rider (see Death Benefit)
Monument Advisor Select | GMDBRiderMember
Prospectus:
Operation of Benefit [Text Block]	Payment of the Death Benefit During the Accumulation Period Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2. OPTION 1 - lump sum payment of the Death Benefit Amount; or OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or OPTION 4 – in any other manner permitted by law and approved by Jefferson National. Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to: •continue the Contract in his or her own name at the then current Death Benefit Amount;•elect a lump sum payment of the Death Benefit Amount; or•apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor. Death of Contract Owner During the Annuity Period If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Death of Annuitant If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Monument Advisor Select | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
Monument Advisor Select | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Monument Advisor Select | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Purpose of Benefit [Text Block]	Death benefit upon death of Owner prior to Annuity Period
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Standard Death Benefit (see Death Benefit)
Operation of Benefit [Text Block]	Death Benefit Death of Contract Owner During the Accumulation Period If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations. The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary. Restricted Beneficiary In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract. For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor. Standard Death Benefit (Return of Contract Value) If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

ROP Enhanced Death Benefit Rider For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where: (1)is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or(2)is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied. The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following: (1)if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:(a)the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);(b)ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or(c)the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).(2)the Annuity Date;(3)the date the Contract to which this rider is attached terminates;(4)the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;(5)Subject to the step up in Contract Value described above, immediately following a spousal continuation.Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.